Net Periodic Pension Cost for NTT CDBP Regarding DOCOMO Employees (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	¥ 9,244	¥ 9,204	¥ 9,216
Interest cost on projected benefit obligation	3,894	3,979	4,058
Expected return on plan assets	(1,714)	(1,649)	(2,116)
Amortization of prior service cost	(1,907)	(1,907)	(1,907)
Amortization of actuarial gains and losses	1,497	2,190	1,192
Net periodic pension cost	11,139	11,942	10,570
NTT CDBP
Schedule of Pension Amounts in Accumulated Other Comprehensive Income (Loss) [Line Items]
Service cost	3,256	3,216	3,132
Interest cost on projected benefit obligation	1,849	1,798	1,790
Expected return on plan assets	(1,583)	(1,402)	(1,613)
Amortization of prior service cost	(357)	(357)	(357)
Amortization of actuarial gains and losses	326	874	97
Contribution from employees	(413)	(411)	(416)
Net periodic pension cost	¥ 3,078	¥ 3,718	¥ 2,633